Significant accounting policies	12 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Significant accounting policies	Significant accounting policiesStatement of compliance and basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

(ii) Basis of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries Sangoma Technologies Inc. (Canada), Sangoma Technologies Ltd. (Ireland), Sangoma Technologies Private Ltd. (India), Sangoma US Inc. (United States), Sangoma Technologies US Inc. (United States), Digium Inc. (United States), E4 LLC (United States), NetFortris Corporation (United States), NetFortris Acquisition Co. Inc. (United States), NetFortris Operating Co. Inc. (United States), Fonality Inc. (United States), Fonality Pty Ltd. (Australia), NetFortris (Philippines) Inc. (Philippines), StarBlue Inc. (United States), Star2Star Communications LLC (United States),VoIP Supply LLC (United States), VoIP Innovations LLC (United States), and Sangoma Columbia SAS (Columbia).

Subsidiaries are entities controlled by the Company where control is defined as the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. Subsidiaries are included in the consolidated financial statements from the date control is obtained until the date control ceases. All intercompany balances, transactions, income and expenses have been eliminated on consolidation.

(iii) Financial instruments

Non-Derivative Financial Assets

Recognition and initial measurement

The Company recognizes financial assets when it becomes party to the contractual provisions of the instrument. Financial assets are measured initially at their fair value plus, in the case of financial assets not subsequently measured at fair value through profit or loss, transaction costs that are directly attributable to their acquisition. Transaction costs attributable to the acquisition of financial assets subsequently measured at fair value through profit or loss are expensed in profit or loss when incurred.
Classification and subsequent measurement

On initial recognition, financial assets are classified as subsequently measured at amortized cost, fair value through other comprehensive income (“FVOCI”) or fair value through profit or loss (“FVTPL”). The Company determines the classification of its financial assets, together with any embedded derivatives, based on the business model for managing the financial assets and their contractual cash flow characteristics.

Financial assets are classified as follows:

•Amortized cost - Assets that are held for collection of contractual cash flows where those cash flows are solely payments of principal and interest are measured at amortized cost. Interest revenue is calculated using the effective interest method and gains or losses arising from impairment, foreign exchange and derecognition are recognized in profit or loss. Financial assets measured at amortized cost are comprised of cash and cash equivalents, trade receivables, contract assets and other current assets.

•Fair value through other comprehensive income - Assets that are held for collection of contractual cash flows and for selling the financial assets, and for which the contractual cash flows are related to payments of principal and interest, are measured at fair value through other comprehensive income. Interest income calculated using the effective interest method and gains or losses arising from impairment and foreign exchange are recognized in profit or loss.

All other changes in the carrying amount of the financial assets are recognized in other comprehensive income. Upon derecognition, the cumulative gain or loss previously recognized in other comprehensive income is reclassified to profit or loss. The Company does not hold any financial assets measured at fair value through other comprehensive income.

•Mandatorily at fair value through profit or loss - Assets that do not meet the criteria to be measured at amortized cost, or fair value through other comprehensive income, are measured at fair value through profit or loss. All interest income and changes in the financial assets’ carrying amount are recognized in profit or loss. The Company does not hold any financial assets mandatorily measured at fair value through profit or loss.

•Designated at fair value through profit or loss – On initial recognition, the Company may irrevocably designate a financial asset to be measured at fair value through profit or loss in order to eliminate or significantly reduce an accounting mismatch that would otherwise arise from measuring assets or liabilities, or recognizing the gains and losses on them, on different bases. All interest income and changes in the financial assets’ carrying amount are recognized in profit or loss. The Company does not hold any financial assets designated to be measured at fair value through profit or loss.

Classification and subsequent measurement

Business model assessment

The Company assesses the objective of its business model for holding a financial asset at a level of aggregation which best reflects the way the business is managed, and information is provided to management. Information considered in this assessment includes stated policies and objectives.

Contractual cash flow assessment

The cash flows of financial assets are assessed as to whether they are solely payments of principal and interest on the basis of their contractual terms. For this purpose, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money, the credit risk associated with the principal amount outstanding, and other basic lending risks and costs. In performing this assessment, the Company considers factors that would alter the timing and amount of cash flows such as prepayment and extension features, terms that might limit the Company’s claim to cash flows, and any features that modify consideration for the time value of money.

Impairment of Financial Assets

The Company recognizes a loss allowance for the expected credit losses associated with its financial assets, other than financial assets measured at fair value through profit or loss. Expected credit losses are measured to reflect a probability-weighted amount, the time value of money, and reasonable and supportable information regarding past events, current conditions and forecasts of future economic conditions. The Company applies the simplified approach for trade receivables. Using the simplified approach, the Company records a loss allowance equal to the expected credit losses resulting from all possible default events over the assets’ contractual lifetime.
The Company assesses whether a financial asset is credit-impaired at the reporting date. Regular indicators that a financial instrument is credit-impaired include significant financial difficulties as evidenced through borrowing patterns or observed balances in other accounts and breaches of borrowing contracts such as default events or breaches of borrowing covenants.

For financial assets assessed as credit-impaired at the reporting date, the Company continues to recognize a loss allowance equal to lifetime expected credit losses.

For financial assets measured at amortized cost, loss allowances for expected credit losses are presented in the consolidated statements of financial position as a deduction from the gross carrying amount of the financial asset. Financial assets are written off when the Company has no reasonable expectations of recovering all or any portion thereof.

Derecognition of financial assets

The Company derecognizes a financial asset when its contractual rights to the cash flows from the financial asset expire.

Non-Derivative Financial Liabilities

Recognition and initial measurement

The Company recognizes a financial liability when it becomes party to the contractual provisions of the instrument. At initial recognition, the Company measures financial liabilities at their fair value plus transaction costs that are directly attributable to their issuance, with the exception of financial liabilities subsequently measured at fair value through profit or loss for which transaction costs are immediately recorded in profit or loss.

Where an instrument contains both a liability and equity component, these components are recognized separately based on the substance of the instrument, with the liability component measured initially at fair value and the equity component assigned the residual amount.

Classification and subsequent measurement

Subsequent to initial recognition, all financial liabilities are measured at amortized cost using the effective interest rate method. Interest, gains and losses relating to a financial liability are recognized in profit or loss.
Derecognition of financial liabilities

The Company derecognizes a financial liability only when its contractual obligations are discharged, cancelled or expire.

Derivative Financial Liabilities

The Company holds interest rate swaps to hedge its interest rate risk exposures on the variable-interest credit arrangement. At the inception of the hedging relationship, there is formal designation and documentation prepared by the Company of the hedging relationship between the hedging instruments and hedged items and the risk management objective and strategy for undertaking the hedge including how the Company will assess whether the hedging relationship meets the hedge effectiveness requirements. The Company assesses at the inception of the hedging relationship, and on ongoing basis, whether the hedging relationship meets the hedge effectiveness requirements.

Recognition and initial measurement

The Company recognizes interest rate swaps at fair value initially; attributable transaction costs are recognized in comprehensive loss as incurred.

Classification and subsequent measurement

Subsequent to initial recognition, interest rate swaps are measured at fair value and the effective portion of changes in fair value of the derivative that is designated and meets the definition of the hedge is recognized in accumulated other comprehensive loss. The amount recognized in other comprehensive loss is removed and included in earnings in the same period as the hedged cash flows affect earnings under the same line item in the consolidated statements of comprehensive loss as the hedged item. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in earnings.

(iv) Inventories

Parts and finished goods are stated at the lower of cost and net realizable value. Inventory cost includes all expenses directly attributable to the manufacturing process, which include the cost of materials. Costs of ordinary interchangeable items are assigned using weighted average cost method. Net realizable value is the estimated selling price in the ordinary course of business less any applicable selling expenses.

(v) Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced. Repairs and maintenance costs are charged to the consolidated statements of loss and comprehensive loss during the period in which they are incurred.

Depreciation is calculated on a straight-line basis for all classes of property and equipment over their useful life as outlined below:

Leasehold improvements, tradeshow equipment, and software	5 years
Office furniture and computer equipment	3 - 5 years
Stockroom and production equipment	3 - 7 years

Residual values, method of depreciation and useful lives of the assets are reviewed annually and adjusted, if required.

Gains and losses on disposals of property and equipment are determined by comparing the proceeds with the carrying amount of the asset and are included as part of other gains and losses in the consolidated statements of loss and comprehensive loss.

(vi) Leases

At commencement of the contract, the Company evaluates if the contract is a lease based on whether the contract conveys the right to control the use of a specific asset for a period of time in exchange for a consideration. To determine whether the contract results in right of control, the Company assesses whether it has both the right to direct the identified asset’s use and to obtain substantially all the economic benefits from that use.

Once the Company has determined that the contract conveys the right to control the use of the asset, the Company recognizes a right-of-use asset and a lease liability at the lease commencement date.

The asset is initially measured at cost which comprises of the lease liability, lease payments made at or before the commencement date less any lease incentives. Subsequently the asset is measured at net carrying value, which is cost less accumulated depreciation and impairment losses, adjusted for any remeasurement of the lease liability. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option.

The lease liability is initially measured at the present value of the future lease payments discounted using the Company’s incremental borrowing rate as the discount rate. Subsequently, the lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

The Company applies recognition exemptions for short-term leases (leases with term less than 12 months) and low-dollar value leases.

The Company leases properties which make up the entire right-of-use asset and lease liability balances.

(vii) Intangible assets

Intangible assets with finite lives that are acquired separately are measured on initial recognition at cost, which comprises its purchase price plus any directly attributable costs of preparing the asset for its intended use. Following initial recognition, such intangible assets are carried at cost less any accumulated amortization on a straight-line basis over the following periods:

Purchased technology	6 - 10 years
Customer relationships	3 - 10 years
Brand	6 - 10 years
Other purchased intangibles	3 - 10 years

Amortization expense is included in the consolidated statements of loss and comprehensive loss in general and administration expense.

The estimated useful life and amortization method are reviewed annually, with the effect of any change in estimate being accounted for on a prospective basis. These assets are subject to impairment testing as described below in Note 2(xviii).

(viii) Revenue recognision

The Company derives its revenues primarily from services and subscriptions, sale of products, and professional services. Revenues are recognized when control of these services is transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for products and services.

The Company determines revenue recognition through the following steps:

•Identification of the contract, or contracts, with a customer;
•Identification of the performance obligations in the contract;
•Determination of the transaction price;
•Allocation of the transaction price to the performance obligations in the contract
•Recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company recognizes revenues as follows:

Product revenue

Product revenue primarily includes revenue generated from sale of pre-configured phones, connectivity hardware and professional implementation services. Revenue is recognized upon transfer of control to the customer which is generally upon shipment from the Company’s warehouse.

Services revenue

Services revenue is generated from fees that provide customers access to one or more of the Company’s software applications and related services and the rental for the hardware required to deliver these services. These arrangements have contractual terms typically ranging from one month to seven years and include recurring fixed fee subscription fees, variable usage-based fees for usage in excess of plan limits, one-time fees, recurring license and other fees, derived from sales through our direct and indirect sales channels, including resellers and distributors.
Arrangements with customers do not provide the customer with the right to take possession of the Company’s software at any time. Instead, customers are granted continuous access to the services over the contractual period. The Company transfers control evenly over the contractual period by providing stand-ready service. Accordingly, the fixed consideration related to subscription is recognized over time on a straight-line basis over the contract term beginning on the date the Company’s service is made available to the customer. The Company may offer from time to time its customers, services for no consideration during the initial months. Such discounts are recognized ratably over the term of the contract.

Fees for additional minutes of usage in excess of plan limits are deemed to be variable consideration that meet the allocation exception for variable consideration as they are specific to the month that the usage occurs.

The Company’s subscription contracts typically allow the customers to terminate their services within the first 30 days and receive a refund for any amounts paid for the remaining contract period. After the end of the termination period, the contract is non-cancellable and the customer is obligated to pay for the remaining term of the contract. Accordingly, the Company considers the non-cancellable term of the contract to begin after the expiration of the 30 day termination period.

The Company records reductions to revenue for estimated sales returns and customer credits at the time the related revenue is recognized. Sales returns and customer credits are estimated based on the Company’s historical experience, current trends and the Company’s expectations regarding future experience. The Company monitors the accuracy of its sales reserve estimates by reviewing actual returns and credits and adjusts them for its future expectations to determine the adequacy of its current and future reserve needs. If actual future returns and credits differ from past experience, additional reserves may be required.

Principal vs. Agent

A portion of the Company’s revenues are generated through sales by resellers who offer add-ons which may not be controlled to the Company prior to transfer to the customer. The Company does not recognize any revenue for these add-ons.

However, when the Company controls the performance of these contractual obligations prior to the delivery to the customer, it records these revenues at the gross amount paid by the customer with amounts retained by the resellers recognized as sales and marketing expenses. The Company assesses control of goods or services when it is primarily responsible for fulfilling the promise to provide the good or service, has inventory risk and has discretion in establishing the price.

(ix) Cost of sales

Cost of product sales includes the cost of finished goods inventory and costs related to shipping and handling. Cost of service sales include cost of delivery of service, third party carrier charges, data center and software licenses.

(x) Foreign currency

The Company and all of its significant wholly-owned operating subsidiaries are measured in US dollar as the functional currency. Transactions in currencies other than USD are initially recorded in the US dollar by applying the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in other than US dollar are revaluated at the foreign exchange rate at the reporting date. Foreign exchange differences arising on translation are recognized in the consolidated statement of loss and comprehensive loss.

(xi) Interest income

Interest income from financial assets is recognized when it is probable that the economic benefits will flow to the Company and the amount of income can be measured reliably. Interest income is accrued on the basis of time that has passed, by reference to the principal outstanding and at the effective interest rate applicable.

(xii) Share-based payments

Under the Legacy Plan (as defined in note 17(ii)), the Company grants stock options to its employees. Stock options vest over and expire after various periods of time. The general vesting policy is 25% of the options vest on the first anniversary of the grant and the remainder vest in equal amounts every 3 months thereafter until the fourth anniversary of the commencement date. The fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model. Share-based compensation expense is recognized over the tranche’s vesting period based on the number of awards expected to vest. The number of awards expected to vest is reviewed at least annually, with any impact being recognized immediately.

On December 13, 2022, the Company adopted the Omnibus Equity Incentive Plan (the “Plan”), which replaces the Legacy Plan. No further grants will be made under the Legacy Plan.
Under the Omnibus Plan, the Company may grant participants Options, Performance Share Units (PSUs), Restricted Share Units (RSUs) and Deferred Share Units (DSUs). The PSUs, RSUs and DSUs are redeemable either for one common share or for an amount in cash equal to the fair market value of one common share (at the option of the Company and as set out in the participant’s equity award agreement). All PSUs, RSUs and DSUs are accounted for as equity-settled awards.

DSUs generally vest immediately and become redeemable once a director no longer serves on the board of the
Company. RSUs vest over a three-year period after the date of grant. The expense is measured based on the fair value of the awards at the grant date.

PSUs vest in full at the end of a three-year period. For PSUs granted prior to fiscal 2024, the final amount is based 50% on market-based performance targets being met and 50% on non-market-based performance targets, with the conversion ratio for vested PSUs being from —% to 150%. The expense related to the PSUs is measured (i) based on the fair value of the awards at the grant date using the Monte Carlo simulation, for the market-based performance targets, and (ii) based on the fair value of the awards at the grant date using the volume weighted average trading price per share on the TSX during the immediately preceding five trading days for the non-market-based performance targets. For PSUs granted during fiscal 2024, the final amount is based 100% on market-based performance targets.

(xiii) Income taxes and deferred taxes

The income tax provision comprises current and deferred tax. Income tax is recognized in the consolidated statements of loss and comprehensive loss except to the extent that it relates to items recognized directly in equity, in which case the income tax is also recognized directly in equity.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted, or substantively enacted, at the end of the reporting period, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is determined on a non-discounted basis using tax rates and laws that have been enacted or substantively enacted at the end of the reporting period and are expected to apply when the asset is realized or liability is settled. Deferred tax assets are recognized for deductible temporary differences, unused tax losses and other income tax deductions to the extent that it is probable the Company will have taxable loss against which those deductible temporary differences, unused tax losses and other income tax deductions can be utilized.

The extent to which deductible temporary differences, unused tax losses and other income tax deductions are expected to be realized is reassessed at the end of each reporting period.

In a business combination, temporary differences arise as a result of differences in the fair values of identifiable assets and liabilities acquired and their respective tax bases. Deferred tax assets and liabilities are recognized for the tax effects of these differences. Deferred tax assets and liabilities are not recognized for temporary differences arising from goodwill or from the initial recognition of assets and liabilities acquired in a transaction other than a business combination which do not affect either accounting or taxable income or loss.

(xiv) Research and development expenditures

The Company qualifies for certain investment tax credits related to its research and development activities in Canada. Research costs are expensed as incurred and are reduced by related investment tax credits, which are recognized when it is probable that they will be realized.
Costs that are directly attributable to the development phase of identified new products are recognized as intangible assets and amortized over a useful life of three years provided they meet the following recognition requirements:

•Completion of the intangible asset is technically feasible so that it will be available for use or sale.
•The Company intends to complete the intangible asset and use or sell it and also has the ability to use or sell it.
•The intangible asset will generate probable future economic benefits. Among other things, this requires that there is a market for the output from the intangible asset or for the intangible asset itself, or, if it is to be used internally, the asset will be used in generating such benefits.
•There are adequate technical, financial and other resources to complete the development and to use or sell the intangible asset.
•The expenditure attributable to the intangible asset during its development can be measured reliably.

Development costs not meeting these criteria for capitalization are expensed as incurred.

Directly attributable costs include employee costs incurred on software development along with an appropriate portion of relevant overheads and borrowing costs (if any). Internally generated software development costs recognized as intangible assets are subject to the same subsequent measurement method as externally acquired software licenses. These assets are subject to impairment testing as described below in Note 2(xviii).

Any gain or loss arising on the disposal of an intangible asset is determined as the difference between the proceeds and the carrying amount of the asset and is recognized in profit or loss within “other income” or “other expenses”.

(xv) Foreign currency hedging

The Company periodically enters into forward foreign currency exchange contracts to hedge the cash flow risk associated with forecasted transactions in foreign currencies and foreign-currency denominated balances. The Company does not enter into derivative contracts for speculative purposes. The contracts, which have not been designated as hedges for accounting purposes, are marked to market each period. The resulting gain or loss is recorded as foreign currency exchange (gain) loss on the consolidated statements of loss and comprehensive loss. The Company does not hold any forward foreign currency exchange contracts as at June 30, 2024, and June 30, 2023.

(xvi) Investment tax credits

Investment tax credits (“ITCs”) are recognized where there is reasonable assurance that the ITCs will be received, and all attached conditions will be complied with. When the ITCs relates to an expense item, it is netted against the related expense. Where the ITCs relates to an asset, it reduces the carrying amount of the asset. The ITCs are then recognized as income over the useful life of a depreciable asset by way of a reduced depreciation charge. The Company is actively engaged in scientific research and development (“R&D”) and, accordingly, has previously filed for ITC refunds under both the Canadian federal and Ontario provincial Scientific Research and Experimental Development (“SR&ED”) tax incentive programs. The ITCs recorded in the accounts are based on management’s interpretation of the Income Tax Act of Canada, provisions which govern the eligibility of R&D costs. The claims are subject to review by the Canada Revenue Agency and the Minister of Revenue for Ontario before the refunds can be released.

(xvii) Goodwill

Goodwill represents the excess of the acquisition cost in a business combination over the fair value of the Company’s share of the identifiable net assets acquired. Goodwill is carried at cost less accumulated impairment losses.
(xviii) Impairment testing of goodwill and long-lived assets

For purposes of assessing impairment under IFRS, assets are grouped at the lowest levels for which there are largely independent cash inflows (cash-generating unit). The Company has one cash generating unit and intangible assets not yet available for use are tested for impairment at least annually. All other long-lived assets and finite life intangible assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s or cash-generating unit’s carrying amount exceeds its recoverable amount, which is the higher of fair value less costs to sell or value-in-use. To determine the value-in-use, management estimates expected future cash flows from the cash-generating unit and determines a suitable pre-tax discount rate in order to calculate the present value of those cash flows. The data used for impairment testing procedures are directly linked to the Company’s latest approved budget, adjusted as necessary to exclude the effects of future reorganizations and asset enhancements. Discount factors have been determined for the cash-generating unit and reflect its risk profile as assessed by management.

Impairment losses for the cash-generating unit reduce first the carrying amount of any goodwill allocated to that cash-generating unit, with any remaining impairment loss charged pro rata to the other assets in the cash-generating unit. In allocating an impairment loss, the Company does not reduce the carrying amount of an asset below the highest of its fair value less costs of disposal or its value in use and zero. With the exception of goodwill, all assets are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist. An impairment charge is reversed if the assets’ recoverable amount exceeds its carrying amount only to the extent the new carrying amount does not exceed the carrying value of the asset had it not originally been impaired.

(xix) Provisions

Provisions represent liabilities of the Company for which the amount or timing is uncertain. Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are not recognized for future operating losses. Where material, provisions are measured at the present value of the expected expenditures to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

(xx) Earnings per Share

Basic earnings per share is computed by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted earnings per share is computed similarly to basic earnings per share except that the weighted average number of shares outstanding is increased to include additional shares for the assumed exercise of stock options and warrants. The average number of shares is calculated by assuming that outstanding conversions were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting period.

(xxi) Business combinations

On the acquisition of a business, the acquisition method of accounting is used, whereby the purchase consideration is allocated to the identifiable assets and liabilities on the basis of fair value as of the date of acquisition. Provisional fair values allocated at a reporting date are finalized as soon as the relevant information is available, within a period not to exceed twelve months from the acquisition date with retroactive restatement of the impact of adjustment to those provisional fair values effective as at the acquisition date. Incremental costs related to acquisitions are expensed as incurred. When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the measurement period (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date. The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not re-measured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is re-measured at subsequent reporting dates in accordance with IFRS 9 Financial Instruments, or IAS 37 Provisions, Contingent Liabilities and Contingent Assets, as appropriate, with the corresponding gain or loss being recognized in profit or loss.